Income taxes (Details 7) - Valuation Allowance of Deferred Tax Assets - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	¥ (14,561)	¥ (14,492)	¥ (9,786)
Additions	(3,006)	(4,231)	(7,660)
Deductions	8,405	4,183	2,994
Impact on newly acquired companies		(21)	(40)
Valuation allowance at end of year	¥ (9,162)	¥ (14,561)	¥ (14,492)